SCHEDULE OF BANK BORROWINGS (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Bank of Jiaxing		$ 2,775,199	$ 2,692,654
Subtotal		2,984,832	2,938,338
Total		3,071,995
Borrowings [Member]
Short-Term Debt [Line Items]
Subtotal		2,984,832	2,938,338
Total		5,847,194	5,687,373
Borrowings [Member] | Bank of Jiaxing [Member]
Short-Term Debt [Line Items]
Bank of Jiaxing	[1]	2,775,199	2,692,654
Long-term bank borrowings, current portion	[1]	87,163	56,381
Subtotal		2,862,362	2,749,035
Long-term borrowings non-current portion	[1]	$ 2,984,832	$ 2,938,338

[1]	During the year ended December 31, 2025 and the six months ended June 30, 2026, the Company continuously entered into certain bank borrowings for the purpose of obtaining financing. The bank borrowings were joint secured by Mr. Ming-Chao Huang and Mr. Ming-Chia Huang, the shareholders of the Company, and pledged by the Company’s property, plant and equipment amounting to US$3,820,949 and US$3,812,196 as of December 31, 2025 and June 30, 2026, respectively.